Exhibit 99.1

World Omni Auto Receivables Trust 2013-B

Monthly Servicer Certificate

October 31, 2013

Dates Covered
Collections Period	09/13/13 - 10/31/13
Interest Accrual Period	10/30/13 - 11/14/13
30/360 Days	15
Actual/360 Days	16
Distribution Date	11/15/13

Collateral Pool Balance Data	$ Amount	# of Accounts
Original Pool Balance	761,417,844.96	32,304
Original Yield Supplement Overcollateralization Amount	30,074,152.65	0

Aggregate Starting Principal Balance	791,491,997.61	32,304
Principal Payments	32,263,762.13	600
Defaulted Receivables	23,584.39	1
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/13	28,304,776.95	0

Pool Balance at 10/31/13	730,899,874.14	31,703

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Delinquent Receivables:
Past Due 31-60 days	4,585,045.07	244
Past Due 61-90 days	757,283.70	38
Past Due 91 + days	0.00	0

Total	5,342,328.77	282

Total 31+ Delinquent as % Ending Pool Balance	0.73%

Recoveries	3,391.71

Aggregate Net Losses/(Gains) - October 2013	20,192.68

Overcollateralization Target Amount	32,890,494.34
Actual Overcollateralization	20,729,548.46

Weighted Average APR	3.69%
Weighted Average APR, Yield Adjusted	5.31%
Weighted Average Remaining Term	63.59

Flow of Funds	$ Amount

Collections	35,336,386.41
Advances	48,988.16
Investment Earnings on Cash Accounts	294.82
Servicing Fee	(1,055,322.66)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00

Available Funds	34,330,346.73

Distributions of Available Funds
(1) Class A Interest	204,485.96
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	11,186.45
(4) Second Priority Principal Distributable Amount	13,385,125.86
(5) Required Reserve Account	0.00
(6) Noteholders’ Principal Distributable Amount	20,729,548.46
(7) Distribution to Certificateholders	0.00
(8) Remaining Amounts	0.00
Total Distributions of Available Funds	34,330,346.73

Servicing Fee	1,055,322.66
Unpaid Servicing Fee	—
Change in amount of the unpaid servicing fee from the prior period	—

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Original Note Balance	744,285,000.00
Principal Paid	34,114,674.32
Note Balance @ 11/15/13	710,170,325.68

Class A-1
Original Note Balance	149,000,000.00
Principal Paid	34,114,674.32
Note Balance @ 11/15/13	114,885,325.68
Note Factor @ 11/15/13	77.1042454%

Class A-2
Original Note Balance	235,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	235,000,000.00
Note Factor @ 11/15/13	100.0000000%

Class A-3
Original Note Balance	235,000,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	235,000,000.00
Note Factor @ 11/15/13	100.0000000%

Class A-4
Original Note Balance	109,676,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	109,676,000.00
Note Factor @ 11/15/13	100.0000000%

Class B
Original Note Balance	15,609,000.00
Principal Paid	0.00
Note Balance @ 11/15/13	15,609,000.00
Note Factor @ 11/15/13	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	215,672.41
Total Principal Paid	34,114,674.32

Total Paid	34,330,346.73

Class A-1
Coupon	0.24000%
Interest Paid	15,893.33
Principal Paid	34,114,674.32

Total Paid to A-1 Holders	34,130,567.65

Class A-2
Coupon	0.48000%
Interest Paid	47,000.00
Principal Paid	0.00

Total Paid to A-2 Holders	47,000.00

Class A-3
Coupon	0.83000%
Interest Paid	81,270.83
Principal Paid	0.00

Total Paid to A-3 Holders	81,270.83

Class A-4
Coupon	1.32000%
Interest Paid	60,321.80
Principal Paid	0.00

Total Paid to A-4 Holders	60,321.80

Class B
Coupon	1.72000%
Interest Paid	11,186.45
Principal Paid	0.00

Total Paid to B Holders	11,186.45

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2897713
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	45.8354989

Total Distribution Amount	46.1252702

A-1 Interest Distribution Amount	0.1066666
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	228.9575458

Total A-1 Distribution Amount	229.0642124

A-2 Interest Distribution Amount	0.2000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000

Total A-2 Distribution Amount	0.2000000

A-3 Interest Distribution Amount	0.3458333
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000

Total A-3 Distribution Amount	0.3458333

A-4 Interest Distribution Amount	0.5500000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000

Total A-4 Distribution Amount	0.5500000

B Interest Distribution Amount	0.7166667
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000

Total B Distribution Amount	0.7166667

Noteholders’ First Priority Principal Distributable Amount	0.00
Noteholders’ Second Priority Principal Distributable Amount	392.36
Noteholders’ Principal Distributable Amount	607.64

Account Balances	$ Amount
Advances
Balance as of 10/30/13	0.00
Balance as of 10/31/13	48,988.16
Change	48,988.16

Reserve Account
Balance as of 10/30/13	1,903,544.61
Investment Earnings	15.65
Investment Earnings Paid	(15.65)
Deposit/(Withdrawal)	—
Balance as of 11/15/13	1,903,544.61
Change	—

Required Reserve Amount	1,903,544.61